Loans and Allowance for Loan Losses (Details 8) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 865,080	$ 861,213
Loans Receivable
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	865,080	861,213
Loans Receivable | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	57,906	65,073
Loans Receivable | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,716	9,592
Loans Receivable | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,850	17,720
Loans Receivable | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,418	18,243
Loans Receivable | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	73,890	110,628
Loans Receivable | Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	149,091	154,834
Loans Receivable | Commercial, Financial, and Agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	8,663	13,651
Loans Receivable | Commercial, Financial, and Agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	421	926
Loans Receivable | Commercial, Financial, and Agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	697	2,262
Loans Receivable | Commercial, Financial, and Agricultural | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	308	5,279
Loans Receivable | Commercial, Financial, and Agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	10,089	22,118
Loans Receivable | Real Estate Construction - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	16,830	18,103
Loans Receivable | Real Estate Construction - Residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,267	1,103
Loans Receivable | Real Estate Construction - Residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	90
Loans Receivable | Real Estate Construction - Residential | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Loans Receivable | Real Estate Construction - Residential | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	1,751
Loans Receivable | Real Estate Construction - Residential | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,267	2,944
Loans Receivable | Real estate - construction - commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	33,639	48,822
Loans Receivable | Real estate - construction - commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,296	4,757
Loans Receivable | Real estate - construction - commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	37	1,211
Loans Receivable | Real estate - construction - commercial | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Loans Receivable | Real estate - construction - commercial | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	102	2,096
Loans Receivable | Real estate - construction - commercial | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,435	8,064
Loans Receivable | Real Estate Mortgage - Residential
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	256,086	247,117
Loans Receivable | Real Estate Mortgage - Residential | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	22,191	27,172
Loans Receivable | Real Estate Mortgage - Residential | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,737	3,124
Loans Receivable | Real Estate Mortgage - Residential | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,615	3,459
Loans Receivable | Real Estate Mortgage - Residential | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,322	4,419
Loans Receivable | Real Estate Mortgage - Residential | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	31,865	38,174
Loans Receivable | Real Estate Mortgage - Commercial
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	386,238	372,321
Loans Receivable | Real Estate Mortgage - Commercial | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	24,303	18,191
Loans Receivable | Real Estate Mortgage - Commercial | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,485	4,102
Loans Receivable | Real Estate Mortgage - Commercial | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,538	11,999
Loans Receivable | Real Estate Mortgage - Commercial | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,542	4,465
Loans Receivable | Real Estate Mortgage - Commercial | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	28,868	38,757
Loans Receivable | Installment and other Consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	186	199
Loans Receivable | Installment and other Consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	36	139
Loans Receivable | Installment and other Consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Loans Receivable | Installment and other Consumer | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	144	233
Loans Receivable | Installment and other Consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 366	$ 571